Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000201801
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	May 31, 2025
Supplement to Prospectus [Text Block]	Federated Hermes Municipal Bond Fund, Inc.A Portfolio of Federated Hermes Municipal Bond Fund, Inc.CLASS A SHARES (TICKER LMSFX)
CLASS C SHARES (TICKER LMSCX)
CLASS F SHARES (TICKER LMFFX)
INSTITUTIONAL SHARES (TICKER LMBIX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMAtiON DATED MAY 31, 20251. In the Prospectus under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACFISMaximum Sales Charge (Load)4.50%1.00%2.00%NoneMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%None1.00%NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%1.00%NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACFISManagement Fee0.47%0.47%0.47%0.47%Distribution (12b-1) FeeNone0.75%NoneNoneOther Expenses[1]0.69%0.69%0.69%0.44%Interest Expense[1]0.15%0.15%0.15%0.15%Other Operating Expenses0.54%0.54%0.54%0.29%Total Annual Fund Operating Expenses[1]1.16%1.91%1.16%0.91%Fee Waivers and/or Expense Reimbursements[2](0.18)%(0.18)%(0.18)%(0.18)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.98%1.73%0.98%0.73%1Other Expenses, Interest Expense, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect expenses expected to be incurred in the current fiscal year.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.83%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Board of Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$563$802$1,060$1,796Expenses assuming no redemption$563$802$1,060$1,796C:Expenses assuming redemption$294$600$1,032$2,038Expenses assuming no redemption$194$600$1,032$2,038F:Expenses assuming redemption$317$565$732$1,495Expenses assuming no redemption$217$465$732$1,495IS:Expenses assuming redemption$93$290$504$1,120Expenses assuming no redemption$93$290$504$1,1202. Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 1, 2026, please remove all references to Mr. Cunningham.Effective December 31, 2025, R.J. Gallo, CFA, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Gallo.Effective December 31, 2025, Ann Ferentino, CFA, will serve as a portfolio manager of the Fund.In the Prospectus under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the information for Ms. Ferentino:“Ann Ferentino, Senior Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”In the section entitled “Portfolio Management Information,” please add the information for Ms. Ferentino:“Ann FerentinoAnn Ferentino, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.Ms. Ferentino is Co-Head of the Municipal Bonds Group. She is responsible for overseeing the macro risk elements in the portfolio. She has been with the Adviser or an affiliate since 1995; has worked in investment management since 2000; and has managed investment portfolios since 2013. Education: B.S., University of Dayton; M.B.A., University of Pittsburgh.”3. In the Prospectus in “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES MUNICIPAL BOND FUND, INC.–A CLASS ANNUAL EXPENSE RATIO: 1.16%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$477.50$10,027.50$562.91$9,916.722$9,916.72$495.84$10,412.56$117.24$10,297.523$10,297.52$514.88$10,812.40$121.74$10,692.944$10,692.94$534.65$11,227.59$126.42$11,103.555$11,103.55$555.18$11,658.73$131.27$11,529.936$11,529.93$576.50$12,106.43$136.32$11,972.687$11,972.68$598.63$12,571.31$141.55$12,432.438$12,432.43$621.62$13,054.05$146.99$12,909.849$12,909.84$645.49$13,555.33$152.63$13,405.5810$13,405.58$670.28$14,075.86$158.49$13,920.35Cumulative$5,690.57$1,795.56FEDERATED HERMES MUNICIPAL BOND FUND, INC.–C CLASS ANNUAL EXPENSE RATIO: 1.91%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$193.95$10,309.002$10,309.00$515.45$10,824.45$199.94$10,627.553$10,627.55$531.38$11,158.93$206.12$10,955.944$10,955.94$547.80$11,503.74$212.49$11,294.485$11,294.48$564.72$11,859.20$219.06$11,643.486$11,643.48$582.17$12,225.65$225.83$12,003.267$12,003.26$600.16$12,603.42$232.80$12,374.168$12,374.16$618.71$12,992.87$240.00$12,756.52Converts from Class C to Class AAnnual Expense Ratio: 1.16%9$12,756.52$637.83$13,394.35$150.82$13,246.3710$13,246.37$662.32$13,908.69$156.61$13,755.03Cumulative$5,760.54$2,037.62FEDERATED HERMES MUNICIPAL BOND FUND, INC.–F CLASS ANNUAL EXPENSE RATIO: 1.16%MAXIMUM FRONT-END SALES CHARGE: 1.00%YearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$495.00$10,395.00$217.04$10,280.162$10,280.16$514.01$10,794.17$121.54$10,674.923$10,674.92$533.75$11,208.67$126.21$11,084.844$11,084.84$554.24$11,639.08$131.05$11,510.505$11,510.50$575.53$12,086.03$136.09$11,952.506$11,952.50$597.63$12,550.13$141.31$12,411.487$12,411.48$620.57$13,032.05$146.74$12,888.088$12,888.08$644.40$13,532.48$152.37$13,382.989$13,382.98$669.15$14,052.13$158.22$13,896.8910$13,896.89$694.84$14,591.73$164.30$14,430.53Cumulative$5,899.12$1,494.87FEDERATED HERMES MUNICIPAL BOND FUND, INC.–IS CLASS ANNUAL EXPENSE RATIO: 0.91%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$92.86$10,409.002$10,409.00$520.45$10,929.45$96.66$10,834.733$10,834.73$541.74$11,376.47$100.61$11,277.874$11,277.87$563.89$11,841.76$104.73$11,739.135$11,739.13$586.96$12,326.09$109.01$12,219.266$12,219.26$610.96$12,830.22$113.47$12,719.037$12,719.03$635.95$13,354.98$118.11$13,239.248$13,239.24$661.96$13,901.20$122.94$13,780.729$13,780.72$689.04$14,469.76$127.97$14,344.3510$14,344.35$717.22$15,061.57$133.20$14,931.03Cumulative$6,028.17$1,119.564. In the Statement of Additional Information under the heading entitled “Who Manages and Provides Services to the Fund?,” please add the following information for Ms. Ferentino:“The following information about the Fund’s portfolio manager is provided as of September 30, 2025.Ann Ferentino, Portfolio ManagerTypes of Accounts Managed by Ann FerentinoTotal Number of AdditionalAccounts Managed/Total Assets*Registered Investment Companies5/$3.4 billionOther Pooled Investment Vehicles0/$0Other Accounts2/$12.2 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Ann Ferentino is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s representative performance index (i.e., S&P Municipal 52.5% AAA&AA-rated / 27.5% A-rated / 12.5% BBB-rated / 7.5% High Yield, 3 years and longer maturity index) and the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. Effective April 1, 2023, the Adviser ceased using a supplemental index, the S&P Municipal Bond 3-Year Plus Index, to calculate IPP because the Adviser believes that the former supplemental index no longer appropriately reflects the market sectors in which the Fund invests.As noted above, Ms. Ferentino is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Ms. Ferentino is responsible when her compensation is calculated may be equal or can vary.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts, used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).In addition, Ms. Ferentino was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”November 5, 2025Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457131 (11/25)© 2025 Federated Hermes, Inc.Federated Hermes Municipal Bond Fund, Inc.A Portfolio of Federated Hermes Municipal Bond Fund, Inc.CLASS A SHARES (TICKER LMSFX)
CLASS C SHARES (TICKER LMSCX)
CLASS F SHARES (TICKER LMFFX)
INSTITUTIONAL SHARES (TICKER LMBIX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 31, 20251. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACFISMaximum Sales Charge (Load)4.50%1.00%2.00%NoneMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50%None1.00%NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) 0.00%1.00%1.00%NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACFISManagement Fee0.47%0.47%0.47%0.47%Distribution (12b-1) FeeNone0.75%NoneNoneOther Expenses[1]0.69%0.69%0.69%0.44%Interest Expense[1]0.15%0.15%0.15%0.15%Other Operating Expenses0.54%0.54%0.54%0.29%Total Annual Fund Operating Expenses[1]1.16%1.91%1.16%0.91%Fee Waivers and/or Expense Reimbursements[2](0.18)%(0.18)%(0.18)%(0.18)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.98%1.73%0.98%0.73%1Other Expenses, Interest Expense, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect expenses expected to be incurred in the current fiscal year.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.83%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Board of Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$563$802$1,060$1,796Expenses assuming no redemption$563$802$1,060$1,796C:Expenses assuming redemption$294$600$1,032$2,038Expenses assuming no redemption$194$600$1,032$2,038F:Expenses assuming redemption$317$565$732$1,495Expenses assuming no redemption$217$465$732$1,495IS:Expenses assuming redemption$93$290$504$1,120Expenses assuming no redemption$93$290$504$1,1202. Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 1, 2026, please remove all references to Mr. Cunningham.Effective December 31, 2025, R.J. Gallo, CFA, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Gallo.Effective December 31, 2025, Ann Ferentino, CFA, will serve as a portfolio manager of the Fund.Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information for Ms. Ferentino:“Ann Ferentino, Senior Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”November 5, 2025Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457130 (11/25)© 2025 Federated Hermes, Inc.